Tax Status	12 Months Ended
Dec. 31, 2025
EBP 053
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan has adopted the Principal 401(K) Modify Volume Submitter Plan a prototype Plan provided by the Principal Financial Group (the ''Principal''). Principal received a favorable opinion letter in which the Internal Revenue Service (“IRS”) stated that the form of such plan was in compliance with the applicable requirements of the Internal Revenue Code (“IRC”). The Plan Administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC and that the related trust is therefore tax-exempt. Accordingly, no provision for income taxes has been included in the financial statements.
Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has concluded that as of December 31, 2025 and December 31, 2024, there are no uncertain positions that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions. At December 31, 2025, the years 2022 and thereafter remained subject to examination; however, there are currently no audits for any tax periods in progress.